SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2018
Disclosure of significant accounting policies [Abstract]
Basis of presentation of financial statements
a.	Basis of presentation of financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").

Basis of preparation of the interim consolidated financial statements
b.	Basis of preparation of the interim consolidated financial statements:

The interim condensed consolidated financial statements for the six months ended June 30, 2018 have been prepared in accordance with IAS 34 "Interim Financial Reporting".
The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company's annual financial statements as of December 31, 2017 that were included in the Annual Report on Form 20-F filed on March 19, 2018.

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended December 31, 2017 that were included in the Annual Report on Form 20-F filed on March 19, 2018, except than the change discussed below.

Changes in significant accounting policies
c.	Changes in significant accounting policies

IFRS 15, "Revenue from Contracts with Customers":

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaced IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations and it applies to all revenue arising from contracts with customers, unless those contracts are in the scope of other standards.

The new standard establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.
The standard requires entities to exercise judgment, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers.
The Company generates revenues from direct and indirect sales of its products and from license agreements with its distributors.

1.	Revenue from the Sale of products:

The Company contracts with customers for the sale of products which generally include one performance obligation. The Company has concluded that revenue from sale of products should be recognized at the point in time when control of the asset is transferred to the customer, generally on delivery of the products. Therefore, the adoption of IFRS 15 did not have an impact on the timing of revenue recognition.

2.	Revenue from distribution agreements with Multiple- element:

According to the new Standard, entities need to determine whether the licenses for intellectual property is distinct from other goods and services included in the contract. An analysis of the Company's contracts with its distributors indicates that in the majority of contracts, the Company grants its distributors a right to access its intellectual property as it exists throughout the license period. Accordingly, the Company recognizes revenue from the granting of licenses over the license period which is identical to the legacy accounting treatment.

In addition, in accordance with terms of some license agreements, the Company is entitled for up-front payments which are accounted for as deferred revenues and recognized in profit and loss over the license period.  According to the new Standard, when long-term advances (exceeding one year) are received for a future service, the Company is required to accrue interest and recognize finance expense on the advances over the period of the contract. Under the legacy revenue recognition guidance the Company did not recognize finance expenses in respect of deferred revenue.

On January 1, 2018, the Company adopted the new standard for all its distribution agreements at the date of initial application, and applied the standard using the modified retrospective approach, with the cumulative effect of applying the new guidance recognized as an adjustment to the opening retained earnings balance. Results for reporting periods beginning after January 1, 2018 are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. The Company recorded a net increase to opening accumulated deficit of $249 as of January 1, 2018 due to the cumulative impact of adopting the new guidance and an increase of deferred revenues by $249.

The following table summarizes the impacts of adopting IFRS 15 on the Company’s interim statement of financial position as of June 30, 2018 and its interim consolidated statements of comprehensive loss for the three and six months period ended June 30, 2018 for each of the line items affected.

Impact on the condensed interim consolidated statement of financial position:

	As reported	Adjustments	Amounts without adoption of IFRS 15

Deferred revenues*	1,365	(311)	1,054

Accumulated deficit	(138,374)	311	(138,063)

* Comprised of short term deferred revenues classified in other payable and long term deferred revenues.

Impact on the condensed interim consolidated statements of comprehensive loss for the six months period ended June 30, 2018:

	As reported	Adjustments	Amounts without adoption of IFRS 15

Revenues	1,551	(20)	1,531
Financial expense	(1,898)	82	(1,816)
Net loss	(8,716)	62	(8,654)

Total Basic and diluted net loss per share	(0.32)	(0.0)	(0.32)

Impact on the condensed interim consolidated statements of comprehensive loss for the three months period ended June 30, 2018:

	As reported	Adjustments	Amounts without adoption of IFRS 15

Revenues	1,031	(11)	1,020
Financial expense	(994)	41	(953)
Net loss	(4,165)	30	(4,135)
Total Basic and diluted net loss per share	(0.15)	(0.0)	(0.15)